Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Summary of fair value hierarchy for financial assets and liabilities that are measured at fair value on recurring basis

The following table shows the fair value hierarchy for financial assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	25	228,740	228,740	—	—
Financial assets - investments FVTPL - traded	19	443	443	—	—
Financial assets - investments FVTPL - not traded	19	339	—	—	339
Derivatives - current financial assets	20	2,795	—	2,795	—
Derivatives - non-current financial assets	20	5,694	—	5,694	—
Financial current assets	20	27,908	—	27,908	—
Other non-current financial assets		733	—	733	—
Total assets		266,653	229,183	37,131	339

As at December 31, 2021:

		Fair value measurement using
	Notes	Total	Level 1	Level 2	Level 3
		(EUR thousand)
Cash and cash equivalents	25	411,039	411,039	—	—
Financial assets - investments FVTPL	19	1,084	—	—	1,084
Derivatives financial assets	20	49	—	49	—
Financial current assets	20	27,168	—	27,168	—
Other non-current financial assets		671	—	671	—
Total assets		440,011	411,039	27,888	1,084

Derivatives financial liabilities	20	1,681	—	1,681	—
Total Liabilities		1,681	—	1,681	—

Summary of Debt Securities

The fair value of Liabilities measured at amortized cost include bank loans; in 2020 Stevanato Group has issued the following debt securities:

Purchaser	Date of Sale or Issuance	Number of Securities	Consideration
PGIM, Inc	April 16, 2020	1	EUR 50,000,000